Schedule of Related Party Balances (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Amounts due from related parties	$ 88,999	$ 89,029
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	1,024,822	560,823
Amounts due to related parties	14,077,933	67,697,074
Regal Planet Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		48,538,334
GEA Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		10,443,375
Mr. Alexander Kong [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	1,318,507	2,025,547
Ripple Lab Inc. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	11,955,751	4,985,988
Others [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 803,675	$ 1,703,830